share-based compensation - TELUS Corporation employee share purchase plan (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Employee share purchase plan
share-based compensation
Dividend reinvestment in Common Shares	$ 12	$ 11	$ 23	$ 21